Basic and Diluted Earnings Per Share Information - Schedule of Basic and Diluted Earnings Per Share (Details) - ZAR (R) R / shares in Units, R in Thousands	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024
Basic and Diluted Earnings Per Share Information [Abstract]
Profit attributable to ordinary shareholder of Karooooo (ZAR ’000)	R 993,920	R 921,031	R 738,191
Weighted average number of ordinary shares issued	30,893,300	30,894,805	30,948,470
Basic earnings per share (ZAR)	R 32.17	R 29.81	R 23.85
Diluted earnings per share (ZAR)	R 32.17	R 29.81	R 23.85